RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Lease Obligations (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease obligations	$ 62,608,810
Impact of discounting	(37,878,447)
Total lease obligations	24,730,363	$ 14,121,145	$ 741,930
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease obligations	4,307,052
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease obligations	4,216,361
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease obligations	4,298,489
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease obligations	4,282,818
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease obligations	3,796,200
> 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease obligations	$ 41,707,890